Consolidated Statement of Cash Flow - Movements in the borrowings, lease liabilities and payables to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Cash Flow [Line Items]
Balances at beginning of period	$ 694,836	$ 806,933	$ 450,662
Proceeds from borrowings	0	172,174	350,000
Debt issuance costs paid	0	(2,019)	(7,507)
Acquisitions (Note 36.1)			17,851
Addition to lease liabilities	22,462	5,288	561
Accrual of borrowing's interests	36,360	44,323	48,232
Exchange difference	(6,426)	(946)	466
Foreign currency translation	487	(726)	(4,030)
Unwinding of discount	2,838	1,453	1,247
Principal paid	(172,522)	(274,934)	(3,575)
Interest paid	(36,514)	(42,592)	(37,594)
Borrowings cancellation costs	5,141	6,308	0
Borrowings cancellation and other costs paid	(9,118)	(12,908)	0
Lease payments	(7,851)	(7,518)	(9,380)
Balances at end of period	529,693	694,836	806,933
Borrowing [Member]
Consolidated Statement of Cash Flow [Line Items]
Balances at beginning of period	674,092	784,586	437,419
Proceeds from borrowings		172,174	350,000
Debt issuance costs paid		(2,019)	(7,507)
Accrual of borrowing's interests	36,360	44,323	48,232
Exchange difference		(581)
Foreign currency translation	203	(265)	(2,389)
Principal paid	(172,522)	(274,934)	(3,575)
Interest paid	(36,514)	(42,592)	(37,594)
Borrowings cancellation costs	5,141	6,308
Borrowings cancellation and other costs paid	(9,118)	(12,908)
Balances at end of period	497,642	674,092	784,586
Lease liabilities [member]
Consolidated Statement of Cash Flow [Line Items]
Balances at beginning of period	20,744	22,347	13,243
Acquisitions (Note 36.1)			17,851
Addition to lease liabilities	22,462	5,288	561
Exchange difference	(6,426)	(365)	466
Foreign currency translation	284	(461)	(1,641)
Unwinding of discount	2,838	1,453	1,247
Lease payments	(7,851)	(7,518)	(9,380)
Balances at end of period	$ 32,051	$ 20,744	$ 22,347